RECIPROCAL SHAREHOLDING (Details) (Noverco, CAD) In Millions, unless otherwise specified	0 Months Ended
	Jun. 04, 2013	May 28, 2013	Dec. 31, 2012
Noverco
RECIPROCAL SHAREHOLDING
Reciprocal ownership		3.90%	6.00%
Reciprocal common shares sold through secondary offering		15
Net after-tax proceeds received as dividends	248